REVENUE - Schedule of Minimum Lease Payments Under Non-cancellable Operating Leases (Details)	Dec. 31, 2025 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [abstract]
2026	$ 52,847,895
2027	49,176,202
2028	40,109,103
2029	34,043,056
2030	24,767,517
Thereafter	88,332,743
Total	$ 289,276,516